Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended													9 Months Ended						9 Months Ended				9 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Jul. 30, 2013 Corporate Bond Securities [Member]	Sep. 30, 2013 Fair Value, Measurements, Recurring [Member]	Sep. 30, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Sep. 30, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Sep. 30, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Sep. 30, 2013 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Sep. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]	Sep. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 2 [Member]	Sep. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 3 [Member]	Sep. 30, 2013 Societe des Mines de Morila S.A. [Member] Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2013 Societe des Mines de Morila S.A. [Member] Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Sep. 30, 2013 Societe des Mines de Morila S.A. [Member] Fair Value, Measurements, Nonrecurring [Member] Carrying Reported Amount Fair Value Disclosure [Member]	Sep. 30, 2013 Mariana Resources Limited [Member] Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Sep. 30, 2013 Societe dExploitation des Mines dOr de Sadiola Societe Anonyme and Thani Ashanti Alliance Limited [Member] Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Continental Africa [Member] Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2013 Continental Africa [Member] Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Sep. 30, 2013 Continental Africa [Member] Fair Value, Measurements, Nonrecurring [Member] Carrying Reported Amount Fair Value Disclosure [Member]	Sep. 30, 2013 Continental Africa [Member] Maximum [Member] Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2013 Continental Africa [Member] Minimum [Member] Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents										$ 786	$ 786
Marketable and non-marketable equity securities										47	45	2
Mandatory convertible bonds										(1,315)	(1,315)
Option component of convertible bonds										0		0
Items measured at fair value on a non-recurring basis [Abstract]
Items measured at fair value on a non-recurring basis																49	1	48	0
Total gain/(loss) on items measured at fair value on a non-recurring basis														(2,343)
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Impairment, Real Pre Tax Rate (Percent)																				14.50%					18.10%	6.20%				18.10%	6.20%
Long-term real gold price estimate (USD per ounce)			1,252	1,584	1,530	1,113								1,252	1,584
Long-lived assets held and used [Abstract]
Long-lived assets held and used																34	0	34	0									34	898
Total gain/(loss) on long-lived assets held and used																											(864)
Long-lived assets abandoned [Abstract]
Long-lived assets fully impaired and written-off (including goodwill and other intangibles)																0	0	0	0
Total gain/(loss) on long-lived assets impaired and written-off (including goodwill and other intangibles)	(2,142)	(2)												(1,278)
Associates and equity accounted joint ventures [Abstract]
Associates and equity accounted joint ventures																15	1	14	0		14	26	1
Impairments of associates and equity accounted joint ventures	(201)	0												(201)						(12)				(189)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)							100.00%
Fair value of bond excluding conversion feature (percent)							100.00%
Fair value of conversion feature (percent)							0.00%
Total issued bond value ($ million)							$ 6.6	$ 732.5	$ 1,250.0